INCOME TAXES - Geographic Components of Income/(Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Canada	$ 1,959	$ 1,469	$ (194)
Foreign	3,485	4,437	3,492
Income (Loss) from Continuing Operations before Income Taxes	$ 5,444	$ 5,906	$ 3,298